Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	483,990	328,460	44,999
Short-term investments	—	7,299	1,000
Prepaid expenses and other current assets	12,045	12,685	1,739
Amounts due from subsidiaries	1,350,095	—	—
Total current assets	1,846,130	348,444	47,738
Non-current assets
Long-term investments	16,528	19,700	2,699
Other non-current assets	26,106	21,000	2,877
Investments in subsidiaries,VIEs and VIEs’subsidiaries	—	218,964	29,998
Total non-current assets	42,634	259,664	35,574
TOTAL ASSETS	1,888,764	608,108	83,312

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	8,400	5,567	763
Amounts due to subsidiaries	—	1,196	166
Total current liabilities	8,400	6,763	929
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	1,603,328	—	—
Total non-current liabilities	1,603,328	—	—
TOTAL LIABILITIES	1,611,728	6,763	929

SHAREHOLDERS’ EQUITY
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 3,131,807 and 3,131,807 shares issued as of December 31, 2023 and 2024, respectively; 2,702,523 and 2,600,779 shares outstanding as of December 31, 2023 and 2024, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 3,332,062 and 3,332,062 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,305,042	2,294,381	314,329
Statutory reserves	—	11,083	1,518
Accumulated other comprehensive income	143,276	136,164	18,654
Accumulated deficit	(2,171,284)	(1,840,285)	(252,118)
TOTAL SHAREHOLDERS’ EQUITY	277,036	601,345	82,383
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,888,764	608,108	83,312

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	(33)	—	—	—
Gross profit	(33)	—	—	—
Operating expenses
Sales and marketing expenses	(4,166)	—	—	—
General and administrative expenses	(41,269)	(34,462)	(36,499)	(5,000)
Total operating expenses	(45,435)	(34,462)	(36,499)	(5,000)
Loss from operations	(45,468)	(34,462)	(36,499)	(5,000)
Interest income	8,764	21,985	26,712	3,660
Other (expenses)/income, net	(2,202)	2,883	688	94
Loss before income tax expenses	(38,906)	(9,594)	(9,099)	(1,246)
Income tax expenses	—	—	—	—
Income from investment in subsidiaries	682,865	650,424	351,181	48,112
Net income	643,959	640,830	342,082	46,866

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands)

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net income	643,959	640,830	342,082	46,866
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	45,353	15,391	16,971	2,325
Unrealized loss on available-for-sale investments, net of tax effect of nil	—	—	(24,083)	(3,299)
Total comprehensive income	689,312	656,221	334,970	45,892

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(53,792)	(66,321)	(16,630)	(2,278)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	—	—	(7,299)	(1,000)
Purchase of long-term investments	(13,013)	(1,958)	(1,074)	(147)
Capital contribution to a subsidiary	—	—	(143,089)	(19,603)
Amounts due from subsidiaries	47,138	33,559	—	—
Repayment of employee loans	—	—	5,161	707
Net cash generated from/(used in) investing activities	34,125	31,601	(146,301)	(20,043)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(6,742)	(4,750)	(10,949)	(1,500)
Proceeds from exercise of share options	10,047	—	—	—
Payment for cash dividend	(32,562)	(31,254)	—	—
Net cash used in financing activities	(29,257)	(36,004)	(10,949)	(1,500)
Effect of exchange rate changes	45,245	58,530	18,350	2,514
Net decrease in cash and cash equivalents	(3,679)	(12,194)	(155,530)	(21,307)
Cash and cash equivalents at beginning of the year	499,863	496,184	483,990	66,306
Cash and cash equivalents at end of the year	496,184	483,990	328,460	44,999

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.
BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, the VIEs and VIEs' subsidiaries.

2.
INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss/income from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.
CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.